UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number: 028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Dorfman
Title:    Chairman
Phone:    617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                February 12, 2008
----------------------         ----------------------     ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $128,707
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (x1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  --------       -----       -------   -------  --- ----   ----------  --------  ----  ------  ----
APACHE CORP                     COM            037411105    4,141     38,507  SH         SOLE        NONE      SOLE
ASTRAZENECA PLC                 SPONSORED ADR  046353108    8,966    209,000  SH         SOLE        NONE      SOLE
AU OPTRONICS CORP               SPONSORED ADR  002255107    2,923    152,263  SH         SOLE        NONE      SOLE
AUTOLIV INC                     COM            052800109    2,424     45,986  SH         SOLE        NONE      SOLE
BANCO LATINOAMERICANO DE EXP    CL E           P16994132    1,797    110,180  SH         SOLE        NONE      SOLE
BEAR STEARNS COS INC            COM            073902108   10,855    123,000  SH         SOLE        NONE      SOLE
BERKSHIRE HATHAWAY INC DEL      CL B           084670207      213         45  SH         SOLE        NONE      SOLE
CERADYNE INC                    COM            156710105    1,051     22,400  SH         SOLE        NONE      SOLE
COLUMBIA SPORTSWEAR CO          COM            198516106   14,200    322,061  SH         SOLE        NONE      SOLE
COMMERCIAL METALS CO            COM            201723103    5,756    195,434  SH         SOLE        NONE      SOLE
CREDICORP LTD                   COM            G2519Y108    1,407     18,436  SH         SOLE        NONE      SOLE
CULLEN FROST BANKERS INC        COM            229899109    2,234     44,105  SH         SOLE        NONE      SOLE
CUMMINS INC                     COM            231021106      215      1,690  SH         SOLE        NONE      SOLE
CURTISS WRIGHT CORP             COM            231561101    2,581     51,420  SH         SOLE        NONE      SOLE
DEVON ENERGY CORP NEW           COM            25179M103    4,163     46,827  SH         SOLE        NONE      SOLE
ELECTRONIC DATA SYS NEW         COM            285661104    2,747    132,507  SH         SOLE        NONE      SOLE
FPIC INS GROUP INC              COM            302563101    1,802     41,925  SH         SOLE        NONE      SOLE
FREIGHTCAR AMER INC             COM            357023100    1,702     48,631  SH         SOLE        NONE      SOLE
GEVITY HR INC                   COM            374393106    4,349    565,550  SH         SOLE        NONE      SOLE
GOLDMAN SACHS GROUP INC         COM            3814G104       249      1,160  SH         SOLE        NONE      SOLE
HELEN OF TROY CORP LTD          COM            G4388N106    2,599    151,650  SH         SOLE        NONE      SOLE
KINETIC CONCEPTS INC            COM NEW        49460W208    1,965     36,687  SH         SOLE        NONE      SOLE
KING PHARMACEUTICALS INC        COM            495582108    1,602    156,470  SH         SOLE        NONE      SOLE
LEXMARK INTL NEW                CL A           529771107    1,717     49,260  SH         SOLE        NONE      SOLE
LINCOLN ELEC HLDGS INC          COM            533900106    3,246     45,600  SH         SOLE        NONE      SOLE
MB FINANCIAL INC NEW            COM            55264U108    2,030     65,856  SH         SOLE        NONE      SOLE
MERCURY GENL CORP NEW           COM            589400100    1,621     32,541  SH         SOLE        NONE      SOLE
NAM TAI ELECTRS INC             COM PAR $0.02  629865205    8,793    780,200  SH         SOLE        NONE      SOLE
NOVELLUS SYS INC                COM            670008101    3,508    127,225  SH         SOLE        NONE      SOLE
OVERSEAS SHIPHOLDING GROUP I    COM            690368105    3,384     45,460  SH         SOLE        NONE      SOLE
PALM INC NEW                    COM            696643105    1,182    186,429  SH         SOLE        NONE      SOLE
ROFIN SINAR TECHNOLOGIES INC    COM            775043102    4,111     85,440  SH         SOLE        NONE      SOLE
SCHNITZER STL INDS              CL A           806882106    5,852     84,647  SH         SOLE        NONE      SOLE
SEABOARD CORP                   COM            811543107    1,914      1,302  SH         SOLE        NONE      SOLE
TSAKOS ENERGY NAVIGATION LTD    SHS            G9108L108    7,173    193,715  SH         SOLE        NONE      SOLE
UNITED FIRE & CAS CO            COM            910331107    1,657     56,950  SH         SOLE        NONE      SOLE
WESTAR ENERGY INC               COM            95709T100    2,578     99,375  SH         SOLE        NONE      SOLE

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